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Invesco S&P Global Water Index ETF
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INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 9, 2022 TO THE PROSPECTUSES DATED FEBRUARY 25, 2022, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P Global Water Index ETF (CGW)
(the “Fund”)

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Effective immediately, the following replaces the second paragraph of the section titled “Principal Investment Strategies” in the Fund’s Summary Prospectus and in the section titled “Summary Information—Principal Investment Strategies” in the Fund’s Statutory Prospectus:

Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles, maintains, and calculates the Underlying Index, which is designed to measure the performance of the largest global companies in water-related businesses, with a target constituent count of 100. To be eligible for inclusion in the Underlying Index, companies must either derive at least 25% in aggregate revenue from water-related businesses as defined by FactSet's Revere Business Industry Classification System ("RBICS") or belong to the water utilities sub-industry classification under the Global Industry Classification Standard ("GICS"). Underlying Index constituents must have a minimum float-adjusted capitalization of $100 million and total market capitalization of at least $300 million.

The Underlying Index excludes from the eligible universe securities of companies based on their specific business activities and noncompliance with United Nations Global Compact (“UNGC”) Principles, using information provided by Sustainalytics, a globally recognized independent provider of environmental, social and governance ("ESG") research, ratings, and data. Companies without Sustainalytics coverage are ineligible for inclusion until receiving such coverage. The UNGC is an arrangement by which companies voluntarily and publicly commit to a set of principles drawn from key UN Conventions and Declarations. The principles of the UNGC represent a set of values that the UN believes responsible businesses should incorporate into their operations in order to meet fundamental responsibilities in the areas of human rights, labor, the environment, and anti-corruption.

Please Retain This Supplement For Future Reference.